Notes Payable, Related Party Notes Payable, Revenue Financing Arrangements (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accrued interest	$ 805,602		$ 805,602		$ 1,604,498	$ 1,119,909
Notes Payables [Member]
Interest expense	10,429	$ 28,813	59,859	$ 57,626	105,966	115,250
Accrued interest	245,005		245,005		581,693	475,728
Related Parties Notes Payable [Member]
Interest expense	0	24,814	37,967	49,628	95,183	99,532
Accrued interest	0		0		546,362	426,740
Convertible Bridge Loans Payable [Member]
Interest expense	8,000	$ 70,480	101,785	140,960	310,865	430,317
Accrued interest	155,215		155,215		439,344	489,015
Revenue Financing Arrangements [Member]
Interest expense			25,067	$ 1,723	2,577	11,132
Accrued interest	0		0		32,154	126,333
Bridge Loan Payable [Member]
Interest expense			0		137,637	$ 28,603
Accrued interest	$ 0		$ 0		$ 166,240